Segment Information - Summary of Balance Sheet Segment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash and cash equivalents	¥ 8,982,404	¥ 9,412,060	¥ 7,516,966	¥ 6,113,655
Trade accounts and other receivable	3,679,722	3,789,429
Receivables related to financial services	11,453,249	11,057,269
Other financial assets	6,935,759	4,702,168
Inventories	4,598,232	4,605,368
Other current assets	1,212,783	1,031,098
Total current assets	37,078,676	34,714,279
Non-current assets
Receivables related to financial services	22,171,786	20,637,090
Property, plant and equipment	15,333,693	14,257,788
Total non-current assets	56,522,674	55,400,017
Total assets	93,601,350	90,114,296	74,303,180
Current liabilities
Trade accounts and other payables	5,527,347	5,251,357
Short-term and current portion of long-term debt	15,829,516	15,406,284
Accrued expenses	1,827,933	1,863,760
Income taxes payable	505,500	1,224,542
Total current liabilities	29,434,220	29,177,909
Non-current liabilities
Long-term debt	22,963,363	21,155,496
Retirement benefit liabilities	1,019,568	1,077,962
Total non-current liabilities	27,288,217	25,697,049
Total liabilities	56,722,437	54,874,958
Shareholders' equity
(Consolidated) Total Toyota Motor Corporation shareholders' equity	35,924,826	34,220,991
(Consolidated) Non-controlling interests	954,088	1,018,347
(Consolidated) Total shareholders' equity	36,878,913	35,239,338	29,264,213	27,154,820
(Consolidated) Total liabilities and shareholders' equity	93,601,350	90,114,296
Non-Financial Services Businesses [Member]
Current assets
Cash and cash equivalents	6,090,957	6,892,817	5,548,398	4,299,522
Trade accounts and other receivable	3,689,021	3,768,520
Other financial assets	6,198,376	3,864,242
Inventories	4,588,755	4,605,368
Other current assets	1,034,507	805,940
Total current assets	21,601,616	19,936,887
Non-current assets
Property, plant and equipment	9,134,857	8,680,731
Other	17,556,285	19,123,829
Total non-current assets	26,691,142	27,804,560
Total assets	48,292,758	47,741,447
Current liabilities
Trade accounts and other payables	5,195,204	4,890,913
Short-term and current portion of long-term debt	1,188,430	929,662
Accrued expenses	1,729,279	1,750,221
Income taxes payable	454,252	1,185,678
Other current liabilities	3,495,075	3,583,929
Total current liabilities	12,062,240	12,340,403
Non-current liabilities
Long-term debt	1,547,461	1,938,535
Retirement benefit liabilities	1,001,227	1,058,742
Other non-current liabilities	2,442,382	2,545,491
Total non-current liabilities	4,991,070	5,542,768
Total liabilities	17,053,309	17,883,171
Financial Services Business [Member]
Current assets
Cash and cash equivalents	2,891,447	2,519,244	1,968,568	¥ 1,814,133
Trade accounts and other receivable	410,958	382,007
Receivables related to financial services	11,453,249	11,057,269
Other financial assets	1,443,042	1,575,059
Other current assets	414,216	352,918
Total current assets	16,612,912	15,886,497
Non-current assets
Receivables related to financial services	22,171,786	20,637,090
Property, plant and equipment	6,198,838	5,577,058
Other	1,787,250	1,733,539
Total non-current assets	30,157,874	27,947,687
Total assets	46,770,786	43,834,183	¥ 35,525,441
Current liabilities
Trade accounts and other payables	674,347	651,381
Short-term and current portion of long-term debt	15,111,977	14,890,892
Accrued expenses	137,836	148,767
Income taxes payable	51,248	38,864
Other current liabilities	2,535,501	2,219,104
Total current liabilities	18,510,910	17,949,008
Non-current liabilities
Long-term debt	21,515,873	19,356,672
Retirement benefit liabilities	18,341	19,220
Other non-current liabilities	1,089,654	1,131,501
Total non-current liabilities	22,623,868	20,507,393
Total liabilities	41,134,778	38,456,401
Elimination of assets and liabilities [Member]
Non-current assets
Total assets	(1,462,194)	(1,461,335)
Non-current liabilities
Total liabilities	¥ (1,465,650)	¥ (1,464,614)